Fair value Narrative (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Year	Sep. 30, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
AM Flow fair value	€ 307	€ 306
Ditto Carrying Value	€ 3,560
Fluidda - Discount rate	12.87%
Fluidda - Interest rate	10.00%
Fluidda - Maturity years | Year	7
Fluidda - Sensitivity WACC	1.00%
Fluidda - Sensitivity WACC +	€ 48
Fluidda - Sensitivity WACC -	€ 46
Indirect % of ownership Materialise NV in AM Flow BV	5.00%
Fair value adjustment in Equity investment	€ 3,443
Link3D [Member]
Disclosure of detailed information about business combination [line items]
Derivatives	€ 2